SHARE-BASED PAYMENTS - Total share-based compensation cost recognized (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	$ 45,950	¥ 298,963
Cost of revenues
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	1,045	6,799
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	38,626	251,312
Selling expense
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	2,189	14,244
Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	$ 4,090	¥ 26,608